SUBSEQUENT EVENTS (Details Narrative) - GHS investments, LLC [Member] - Subsequent Event [Member]	1 Months Ended
Jul. 22, 2024 USD ($) shares
Principal amount of the convertible promissory note	$ 70,150
Common stock shares issued during period | shares	5,337,924
Common stock shares issued during period for consideration	$ 131,405